Exhibit 99.1

CHASE ISSUANCE TRUST

Form of Monthly Information Officer’s Certificate

Monthly Period: November 2012

The undersigned, a duly authorized representative of Chase Bank USA, National Association (the “Bank”), as Servicer pursuant to the Third Amended and Restated Transfer and Servicing Agreement, dated as of December 19, 2007 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agreement”), among the Bank, as Transferor, Servicer and Administrator, Chase Issuance Trust, as Issuing Entity, and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent, does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: November 30, 2012

(b)	Interest Period: November 15, 2012 through December 16, 2012

Interest Period for new issuances:

A 2012-8 :	November 21, 2012 through December 16, 2012

A 2012-9 :	November 21, 2012 through December 16, 2012

(c)	Determination Date: December 13, 2012

(d)	Distribution Date: December 17, 2012

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia Garvey
	Name:	Patricia Garvey
	Title:	Vice President